                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 09/30/2008

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Johnson Illington Advisors LLC
Address: 677 Broadway
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                            Albany  NY             11/12/2008
------------------------------------   -------------------    -----------------
[Signature]                               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28-11456
                         ------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         50

Form 13F Information Table Value Total:       94871
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28 -
02    28 -
03    28 -
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
                                                                            MARKET                            VOTING
QUANTITY     CUSIP                 ISSUER               SYMBOL    PRICE      VALUE      CLASS   DISCRETION   AUTORITY
--------   ---------   ------------------------------   ------   ------   ----------   ------   ----------   --------
  26,217   002824100   ABBOTT LABS                      ABT       57.58    1,509,575   Common   Sole         Partial
  29,578   00817Y108   AETNA U S HEALTHCARE INC COM     AET       36.11    1,068,062   Common   Sole         Partial
  44,594   25816109    AMERICAN EXPRESS CO              AXP       35.43    1,579,965   Common   Sole         Partial
  19,027   37411105    APACHE CORP COM                  APA      104.28    1,984,136   Common   Sole         Partial
  30,590   67383109    BARD, C R INC                    BCR       94.87    2,902,073   Common   Sole         Partial
 144,499   17275R102   CISCO SYS INC                    CSCO      22.56    3,259,897   Common   Sole         Partial
  41,527   194162103   COLGATE PALMOLIVE CO             CL        75.35    3,129,059   Common   Sole         Partial
  32,426   20825C104   CONOCOPHILLIPS COM               COP       73.25    2,375,205   Common   Sole         Partial
  55,672   126650100   CVS CORP                         CVS       33.66    1,873,920   Common   Sole         Partial
  45,555   237194105   DARDEN RESTAURANTS INC           DRI       28.63    1,304,240   Common   Sole         Partial
  52,469   30231G102   EXXON CORPORATION                XOM       77.66    4,074,743   Common   Sole         Partial
  28,480   354613101   FRANKLIN RES INC COM             BEN       88.13    2,509,942   Common   Sole         Partial
  34,040   369550108   GENERAL DYNAMICS CORP            GD        73.62    2,506,025   Common   Sole         Partial
  49,805   369604103   GENERAL ELEC CO                  GE         25.5    1,270,028   Common   Sole         Partial
  26,953   416515104   HARTFORD FINL SVCS GROUP INCCO   HIG       40.99    1,104,803   Common   Sole         Partial
  30,215   459200101   INTERNATIONAL BUSINESS SYSTEMS   IBM      116.96    3,533,946   Common   Sole         Partial
   65815   464287242   ISHARES IBOXX INVESTOP INVESTM   lqd       89.79    5,909,529   ETF      Sole         Partial
    2460   464287457   ISHARES TR 1 3 YR TREAS INDEX    shy       83.56      205,558   ETF      Sole         Partial
    3495   464287713   ISHARES TR DOW JONES US TELECO   iyz       20.37       71,193   ETF      Sole         Partial
   14620   464287721   ISHARES TR DOW JONES USTECHNOL   iyw       47.43      693,427   ETF      Sole         Partial
    7983   464288661   ISHARES TR LEHMAN 3-7 YR TREAS   iei      108.83      868,790   ETF      Sole         Partial
     920   464288612   ISHARES TR LEHMAN INTER GOVT C   gvi       99.95       91,954   ETF      Sole         Partial
  123587   464288661   ISHARES TR LEHMAN US AGGREGATE   agg       98.59   12,184,442   ETF      Sole         Partial
   23408   416515104   ISHARES TR MSCI EAFE INDEX FD    efa        56.3    1,317,870   ETF      Sole         Partial
     520   464287655   ISHARES TR RUSSELL 2000INDEX F   iwm          68       35,360   ETF      Sole         Partial
    8924   464287309   ISHARES TR S&P 500/ GROWTHINDE   ivw       56.78      506,705   ETF      Sole         Partial
    4645   464287408   ISHARES TR S&P 500/ VALUEINDEX   ive       59.85      278,003   ETF      Sole         Partial
     629   464287606   ISHARES TR S&P MICAP400/ GROWT   ijk       74.98       47,162   ETF      Sole         Partial
    1368   464287705   ISHARES TR S&P MIDCAP400/ VALU   ijj        68.7       93,982   ETF      Sole         Partial
   64848   464287804   ISHARES TR S&P SMALLCAP 600 IN   ijr       59.51    3,859,104   ETF      Sole         Partial
     595   464287887   ISHARES TR S&P SMALLCAP600/ GR   ijt       61.41       36,539   ETF      Sole         Partial
     406   464287879   ISHARES TR S&P SMALLCAP600/ VA   ijs       65.05       26,410   ETF      Sole         Partial
   40468   580645109   MCGRAW HILL COMPANIES INC        mhp       31.61    1,279,193   Common   Sole         Partial
   43972   595635103   MIDCAP SPDR TRUST UNIT SER 1 S   mdy       131.8    5,795,510   Common   Sole         Partial
 200,950   68389X105   ORACLE SYS CORP                  ORCL      20.31    4,081,295   Common   Sole         Partial
  44,751   713448108   PEPSICO INC                      PEP       71.27    3,189,404   Common   Sole         Partial
   7,668   81369Y886   SECTOR SPDR TR SH BEN INT-UTLS   XLU       33.23      254,808   ETF      Sole         Partial
   19680   81369Y308   SECTOR SPDR TR SHS BENINT CONS   xlp        27.6      543,168   ETF      Sole         Partial
   10095   81369y506   SECTOR SPDR TR SHS BENINT ENER   xle        63.3      639,014   ETF      Sole         Partial
   18790   81369Y605   SECTOR SPDR TR SHS BENINT FINA   xlf       19.89      373,733   ETF      Sole         Partial
   15920   81369y704   SECTOR SPDR TR SHS BENINT INDU   xli        30.8      490,336   ETF      Sole         Partial
   72460   81369Y886   SECTOR SPDR TR SHS BENINT UTIL   xlu       33.23    2,407,846   ETF      Sole         Partial
    7065   81369y407   SELECT SECTOR SPDR TRCONSUMER    xly        27.9      197,114   ETF      Sole         Partial
   18930   81369Y209   SELECT SECTOR SPDR TRHEALTH CA   xlv       30.05      568,847   ETF      Sole         Partial
   58845   81369Y100   SELECT SECTOR SPDR TRSHS BEN I   xlb        33.4    1,965,423   ETF      Sole         Partial

  30,025   790849103   ST JUDE MED INC                  stj       43.49    1,305,787   Common   Sole         Partial
   45842   78462F103   STANDARD & POORS DEPOSITARY RE   spy      115.99    5,317,214   Common   Sole         Partial
   24830   898349105   TRUSTCO BK CORP NY               trst      11.71      290,759   Common   Sole         Partial
  47,135   913017109   UNITED TECHNOLOGIES CORP         utx       60.06    2,830,928   Common   Sole         Partial
  35,197   92343V104   VERIZON COMMUNICATIONS           vz        32.09    1,129,472   Common   Sole         Partial
                                                                          94,871,495